Financial Instruments - Summary of Analysis Assumes that all Other Variables (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Variable increase	10.00%	10.00%
Variable decrease	10.00%	10.00%
EUR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ (974)	$ (991)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	974	991
GBP
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(341)	(143)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	341	143
ISK
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(14,156)	(6,002)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	14,156	6,002
CHF
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(715)	(724)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	715	724
INR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	(37)	(51)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	$ 37	$ 51